Other current assets (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid assets	$ 10.9	$ 17.1
Advances on capital projects	9.8	4.5
Derivative assets (note 17)	3.5	4.4
Other current assets	$ 24.2	$ 26.0